Institutional Class HAIDX
Retirement Class HNIDX
Administrative Class HRIDX
Investor Class HIIDX
Harbor Diversified International All Cap Fund

Supplement to Summary Prospectus dated March 1, 2020
January 21, 2020
Effective January 4, 2021, Justin Hill is a co-portfolio manager for Harbor Diversified International All Cap Fund (the “Fund”). Neil M. Oster, Charles Carter, Nick Longhurst, William J. Arah, Simon Somerville, Michael Nickson, CFA, Michael Godfrey, CFA, David Cull, CFA, and Robert Anstey continue to serve as co-portfolio managers to the Fund. Mr. Godfrey no longer manages the Asia Pacific ex Japan region, but will continue to manage the Emerging Markets region, together with Mr. Cull.
The following replaces the “Portfolio Managers” section of the Fund Summary for the Diversified International All Cap Fund:
Portfolio Managers
Marathon-London employs a team approach, in which each portfolio manager is allocated a distinct portion of assets to manage within the Fund’s portfolio. Each portfolio manager selects stocks within their region independently from the other portfolio managers. Mr. Ostrer and Mr. Arah are jointly responsible for determining the allocations to each portfolio manager.
REGIONAL FOCUS: EUROPE
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
REGIONAL FOCUS: JAPAN
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since 2015.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2016.
Michael Nickson, CFA
Marathon Asset Management LLP
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
REGIONAL FOCUS: ASIA PACIFIC ex JAPAN AND EMERGING MARKETS
David Cull, CFA
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
Emerging Markets
Michael Godfrey, CFA
Marathon Asset Management LLP
Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
REGIONAL FOCUS: ASIA PACIFIC EX JAPAN
Justin Hill
Marathon Asset Management LLP
Mr. Hill is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2021.

Harbor Diversified International All Cap Fund
Supplement to Summary Prospectus dated March 1, 2020 — Continued

REGIONAL FOCUS: NORTH AMERICA
Robert Anstey, CFA
Marathon Asset Management LLP
Mr. Anstey is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2015.
Investors Should Retain This Supplement For Future Reference
S0121.SP-DIAC